Note 11 - Stock Option Plans and Warrants - Grants Under Stock Option Plans (Details) - shares		3 Months Ended	12 Months Ended
	Feb. 03, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Granted (in shares)	1,189,987	3,252,072	1,938,249	43,938
Director [Member]
Granted (in shares)			294,999	10,000
Executive Officer [Member]
Granted (in shares)		3,227,072	452,500	11,563
Employee [Member]
Granted (in shares)			1,108,250	22,375
Non-employee [Member]
Granted (in shares)			82,500